OTHER CURRENT ASSETS (Details) $ in Thousands	Jun. 30, 2024 USD ($) subsidiary carrier	Dec. 31, 2023 USD ($) subsidiary carrier
Other Assets [Abstract]
Prepaid expenses	$ 1,721	$ 1,517
Receivable from charterers	1,807	0
Other receivables	4,685	1,895
Other current assets	$ 8,213	$ 3,412
Debt guarantees, number of subsidiaries | subsidiary	2	2
Debt guarantees, number of carriers | carrier	2	2